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                                CITIZENS FUNDS(R)
                          Citizens Core Growth Fund(SM)
                        Citizens Emerging Growth Fund(R)
                     Citizens Small Cap Core Growth Fund(SM)
                             Citizens Value Fund(SM)
                         Citizens Global Equity Fund(R)
                     Citizens International Growth Fund(SM)
                             Citizens Income Fund(R)
                         Citizens Money Market Fund(SM)

                   PROSPECTUS SUPPLEMENT DATED MARCH 20, 2002
                      TO PROSPECTUS DATED NOVEMBER 1, 2001


The section of the prospectus entitled "About the Funds -- Citizens Core Growth Fund -- The Fund's Goal and Main Strategies" is revised to read as follows:

     GOAL. The fund seeks long-term capital appreciation.

     MAIN STRATEGIES. The fund invests mainly in stocks of large-capitalization U.S. companies. All companies must pass Citizens Funds' fundamental and social criteria.

     The fund is actively managed, and takes a growth approach to investing. In practice, this means that the fund looks for companies that display or are projected to display most or all of the following characteristics:

       -    leaders in their industries
       -    long-term fundamental outlook appears favorable
       -    high quality of earnings
       -    earnings momentum is positive
       -    potential for increase in stock price
       -    management team is strong

     During normal market conditions, the fund will invest at least 65% of total assets in stocks of companies that, when purchased, are within the size range of the S&P 500 Index, as measured by market capitalization. (As of September 30, 2001, this meant a range of about $312 million to $369.5 billion.). At times, the fund may over- or under-emphasize any given economic sector (cluster of related industries). This means that the fund may invest comparatively heavily in higher risk sectors, such as the technology sector.

     The fund typically holds stocks for the long-term, but may sell a stock if it fails our re-screening for social or environmental criteria, if it has reached a target price, if its fundamental outlook has changed, or in order to adjust the fund's exposure to a given type of risk.

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The Citizens Core Growth Fund no longer follows a strategy of investing primarily in the companies in the Citizens Index(SM). Therefore, information throughout the prospectus regarding the fund's use of an index-based investment strategy no longer applies.

Each of the "Shareholder Fees" tables in the sections of the prospectus entitled "About the Funds -- Citizens Global Equity Fund -- Fees and Expenses" and "About the Funds -- Citizens International Growth Fund -- Fees and Expenses" is replaced with the following:

     Sales Charges              None
     Redemption Fee             2.00%*

     * You may be assessed a redemption fee of 2.00% if you redeem Fund shares within 60 days after investing in the Fund.

The section of the prospectus entitled "Other Policies and Risks -- Fundamental Social Research(SM)" is revised to read as follows:

     FUNDAMENTAL SOCIAL RESEARCH(SM). Every security in our portfolios is subject to Citizens' proprietary research, which revolves around a comprehensive, integrated analysis of all the factors -- fundamental and social -- that we believe affect a company's stock performance over time. Detailed financial analysis is conducted in tandem with a thorough check of each company's management practices and record of corporate responsibility. Our in-house research team examines specific variables seen as potentially contributing positively to investment performance, and/or decreasing investment risk. We believe our integrated research capability and implementation comprise one of the most rigorous and efficient research offerings in the business.

The first sentence after the fourth bullet point in the section of the prospectus entitled "Other Policies and Risks -- Additional policies affecting these funds" is revised to read as follows:

     To a limited extent, the Core Growth, Small Cap Core Growth, Global Equity and International Growth Funds may invest in initial public offerings
     (IPOs).

The section of the prospectus entitled "Management of the Funds -- The Subadvisers" is revised to include the following information:

     Effective April 15, 2002, Seneca Capital Management LLC no longer will be the subadviser for the Citizens Emerging Growth Fund. Thereafter, Citizens Advisers will have day-to-day responsibility for managing that fund.

     State Street Global Advisors Funds Management, Inc. (SSgA) will be the subadviser for the Citizens Global Equity and International Growth Funds. SSgA had been serving as an interim subadviser for those funds since October 2001. SSgA is a subsidiary of State Street Corporation and manages approximately $57 billion in assets. SSgA is located at

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     Two International Place, Boston, MA and is the successor to the mutual fund operations of State Street Global Advisors, which was established in 1978.

The section of the prospectus entitled "Management of the Funds - The Subadvisers - Potential changes in subadvisory relationships" is revised to read as follows:

The funds have obtained an exemptive order from the SEC that allows the funds, with the approval of the funds' trustees but normally without shareholder approval:

-      to hire additional or replacement subadvisers;
-      to change subadvisory agreements; and
- to continue to employ subadvisers after an event (such as an acquisition of the subadviser) that otherwise would cause an automatic termination of a subadvisory agreement.

If a subadviser were added or changed without shareholder approval, the prospectus would be revised and shareholders would be notified.

The section of the prospectus entitled "Management of the Funds -- Portfolio Management for Each Fund" is revised to include the following information with respect to the Citizens Emerging Growth, Global Equity and International Growth
Funds:

     CITIZENS EMERGING GROWTH FUND--
     Team Leader (effective 4/02):
     Jeffrey Schappe, CFA

     SEE BIOGRAPHICAL INFORMATION UNDER "CITIZENS SMALL CAP CORE GROWTH FUND"

     CITIZENS GLOBAL EQUITY FUND--
     Team Leader (since 3/02):
     Kimberly D. Gluck, CFA

     - Portfolio Manager and leader of the U.S Large Cap Equity Team, SSgA (since May 2001), State Street Global Advisors (since 1994)

     -    Former Portfolio Manager, Hutchins, Wheeler & Dittmar (1987 - 1994)

     CITIZENS INTERNATIONAL GROWTH FUND --
     Team Leader (since 3/02):
     Ben Kottler, CFA

     - Portfolio Manager and leader of the International Growth Opportunities Strategy Team, SSgA (since May 2001), State Street Global Advisors (since 2000)

     - Senior European Analyst and Portfolio Manager, Brown Brothers Harriman (1996 - 2000)

The following is added to the section of the prospectus entitled "Your Account":

     EXCESSIVE TRADING AND REDEMPTION FEE. We reserve the right, in our discretion, to suspend the offering of shares of a fund and to reject any purchase request -- including exchanges from other funds -- that we regard as disruptive to the efficient management of a fund. Because excessive trading can lower a fund's performance and harm other shareholders, we may reject purchase requests that appear to us to be part of a pattern of "market timing." In addition, the Citizens Global Equity and International Growth Funds charge a redemption fee of 2% (paid to the funds) with respect to shares of those funds redeemed within 60 days of purchase. The fee does not apply to (1) shares purchased prior to May 6, 2002, (2) shares purchased through the reinvestment of dividends or other distributions, (3) redemptions by the funds of accounts with below-minimum balances, (4) redemptions due to shareholder death or disability, or (5) certain omnibus accounts and retirement plans.


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                                CITIZENS FUNDS(R)
                          Citizens Core Growth Fund(SM)
                        Citizens Emerging Growth Fund(R)
                     Citizens Small Cap Core Growth Fund(SM)
                             Citizens Value Fund(SM)
                         Citizens Global Equity Fund(R)
                     Citizens International Growth Fund(SM)
                             Citizens Income Fund(R)
                         Citizens Money Market Fund(SM)

                         SUPPLEMENT DATED MARCH 20, 2002
          TO STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2001


The second sentence of the third paragraph of the section of the Statement of Additional Information entitled "Investment Strategies, Risks and Fundamental and Non-Fundamental Policies -- Portfolio Turnover" is deleted.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services -- Seneca Capital Management, LLC" is revised to include the following information:

     Effective April 15, 2002, Seneca Capital Management, LLC no longer will be the subadviser for the Citizens Emerging Growth Fund. Thereafter, Citizens Advisers will have day-to-day responsibility for managing that fund.

The first paragraph of the section of the Statement of Additional Information entitled "Investment Advisory and Other Services -- State Street Global Advisors Funds Management, Inc." is replaced with the following information:

     State Street Global Advisors Funds Management, Inc. (SSgA) will be the subadviser for the Citizens Global Equity and International Growth Funds. SSgA had been serving as an interim subadviser for the funds since October 2001. SSgA is a subsidiary of State Street Corporation and is located at Two International Place, Boston, MA.

The following is added to the section of the Statement of Additional Information entitled "How to Purchase and Redeem Shares -- Additional Redemption Information":

     A shareholder's redemption proceeds are subject to any applicable redemption fee. The Citizens Global Equity and International Growth Funds charge a redemption fee of 2% (paid to the funds) with respect to shares of those funds redeemed within 60 days of purchase. The fee does not apply to
     (1) shares purchased prior to May 6, 2002, (2) shares purchased through the reinvestment of dividends or other distributions, (3) redemptions by the funds of accounts with below-minimum balances, (4) redemptions due to shareholder death or disability, or (5) certain omnibus accounts and retirement plans.